UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

7 Dawson Street Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 7 Dawson Street	Huntington Station, NY 11746
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    March  31, 2014

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.67%
CLOSED-END FUNDS - 13.38%
CORE - 0.54%
Adams Express Company (The)	6,090	$79,048
General American Investors Company, Inc.	10,260	361,460
Guggenheim Equal Weight Enhanced Equity Income Fund	1,700	31,994
		472,502
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.46%
Invesco Van Kampen Bond Fund	22,258	404,650

EMERGING MARKETS - 0.09%
First Trust/Aberdeen Emerging Opportunity Fund	4,231	76,243

EMERGING MARKETS DEBT - 0.06%
Stone Harbor Emerging Markets Income Fund	2,770	51,245

GENERAL & INSURED LEVERAGED - 0.37%
Invesco Municipal Opportunity Trust	12,900	157,380
Nuveen Dividend Advantage Municipal Fund 2	7,489	101,101
Nuveen Quality Preferred Income Fund 2	7,749	67,261
		325,742
GLOBAL - 1.46%
Alpine Global Dynamic Dividend Fund	19,379	193,984
Alpine Global Total Dynamic Dividend Fund	43,230	362,700
Clough Global Allocation Fund	9,798	148,734
Delaware Enhanced Global Dividend and Income Fund	34,702	426,835
Nuveen Global Value Opportunities Fund	11,196	146,668
		1,278,921
GLOBAL INCOME - 0.47%
Nuveen Multi-Currency Short-Term Government Income Fund	39,014	409,257

HIGH CURRENT YIELD (LEVERAGED) - 0.75%
DWS High Income Opportunities Fund, Inc.	45,027	657,844

INCOME & PREFERRED STOCK - 1.20%
John Hancock Premium Dividend Fund	57,053	738,836
Nuveen Quality Preferred Income Fund 3	37,488	313,774
		1,052,610
LOAN PARTICIPATION - 0.00%
Eaton Vance Senior Income Trust	15	103

NATURAL RESOURCES - 1.62%
BlackRock Energy and Resources Trust	14,100	340,515
BlackRock Real Asset Equity Trust	66,980	596,122
Petroleum & Resources Corporation	17,400	485,808
		1,422,445
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.99%
BlackRock Enhanced Equity Dividend Trust	90,200	716,188
BlackRock Global Opportunities Equity Trust	114,249	1,671,463
BlackRock International Growth and Income Trust	17,334	139,712
ING Asia Pacific High Dividend Equity Income Fund	6,712	85,444
		2,612,807

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
REAL ESTATE - 1.22%
Cohen & Steers Quality Income Realty Fund, Inc.	14,300	$150,579
LMP Real Estate Income Fund Inc.	1,400	15,176
Neuberger Berman Real Estate Securities Income Fund Inc.	191,405	903,432
		1,069,187
SECTOR EQUITY - 0.02%
First Trust Specialty Finance and Financial Opportunities Fund	2,000	15,400

U.S. MORTGAGE - 0.23%
First Trust Mortgage Income Fund	12,646	199,048

UTILITY - 1.90%
BlackRock EcoSolutions Investment Trust	23,594	189,932
BlackRock Utility and Infrastructure Trust	47,373	898,192
Reaves Utility Income Fund	20,796	577,089
		1,665,213

TOTAL CLOSED-END FUNDS		11,713,217

CONSUMER DISCRETIONARY - 9.71%
CBS Corporation - Class B	4,000	247,200
Comcast Corporation - Class A	21,012	1,051,020
Comcast Corporation - Special Class A	4,250	207,230
CST Brands, Inc.	277	8,654
D.R. Horton, Inc.	2,500	54,125
DIRECTV *	4,500	343,890
Ford Motor Company	31,000	483,600
Gap, Inc. (The)	3,000	120,180
Home Depot, Inc. (The)	11,500	909,995
Johnson Controls, Inc.	5,500	260,260
Macy's, Inc.	3,000	177,870
McDonald's Corporation	9,000	882,270
NIKE, Inc. - Class B	7,000	517,020
Omnicom Group Inc.	2,000	145,200
Ralph Lauren Corporation	1,000	160,930
Target Corporation	5,000	302,550
Time Warner Cable Inc.	2,500	342,950
Time Warner Inc.	6,466	422,424
TJX Companies, Inc. (The)	6,000	363,900
Twenty-First Century Fox, Inc.	2,500	77,800
Viacom Inc. - Class B	3,000	254,970
Walt Disney Company (The)	14,500	1,161,015
		8,495,053
CONSUMER STAPLES - 8.08%
Altria Group, Inc.	17,000	636,310
Archer-Daniels-Midland Company	5,000	216,950
Coca-Cola Company (The)	17,000	657,220
CVS Caremark Corporation	13,200	988,152
Kellogg Company	3,000	188,130
Kraft Foods Group, Inc.	1,000	56,100
Kroger Co. (The)	5,000	218,250
Mondelēz International, Inc. - Class A	3,000	103,650
PepsiCo, Inc.	8,000	668,000
Philip Morris International, Inc.	8,000	654,960
Sysco Corporation	5,000	180,650
Tyson Foods, Inc.	3,000	132,030
Wal-Mart Stores, Inc.	31,000	2,369,330
		7,069,732

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
ENERGY - 8.25%
Anadarko Petroleum Corporation	4,000	$339,040
Chesapeake Energy Corporation	5,000	128,100
ConocoPhillips	8,000	562,800
Devon Energy Corporation	3,500	234,255
EOG Resources, Inc.	2,000	392,340
Exxon Mobil Corporation	31,000	3,028,080
Marathon Oil Corporation	6,900	245,088
Occidental Petroleum Corporation	5,000	476,450
Phillips 66	3,000	231,180
Schlumberger Limited	11,500	1,121,250
Southwestern Energy Company	3,000	138,030
Valero Energy Corporation	4,500	238,950
Williams Companies, Inc. (The)	2,000	81,160
		7,216,723
EXCHANGE-TRADED FUNDS - 3.00%
iShares Core S&P 500 ETF	7,000	1,317,190
SPDR S&P 500 ETF Trust	7,000	1,309,280
		2,626,470
FINANCIALS - 13.58%
Allstate Corporation (The)	4,000	226,320
American International Group, Inc.	11,000	550,110
Aon plc	2,500	210,700
Bank of America Corporation	76,000	1,307,200
Bank of New York Mellon Corporation (The)	11,000	388,190
BB&T Corporation	5,500	220,935
Berkshire Hathaway Inc. - Class B *	14,000	1,749,580
Capital One Financial Corporation	2,500	192,900
Citigroup, Inc.	23,000	1,094,800
Fifth Third Bancorp	9,000	206,550
Goldman Sachs Group, Inc. (The)	3,500	573,475
Hartford Financial Services Group, Inc. (The)	4,000	141,080
JPMorgan Chase & Co.	22,200	1,347,762
Loews Corporation	3,000	132,150
Marsh & McLennan Companies, Inc.	3,000	147,900
MetLife, Inc.	10,500	554,400
Morgan Stanley	16,000	498,720
PNC Financial Services Group, Inc. (The)	5,000	435,000
Prudential Financial, Inc.	4,000	338,600
SunTrust Banks, Inc.	5,000	198,950
T. Rowe Price Group, Inc.	2,500	205,875
Wells Fargo & Company	21,000	1,044,540
Weyerhaeuser Company	4,000	117,400
		11,883,137

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
HEALTH CARE - 11.65%
Abbott Laboratories	10,000	$385,100
AbbVie Inc.	6,000	308,400
Aetna Inc.	3,000	224,910
Allergan, Inc.	3,000	372,300
Amgen Inc.	6,000	740,040
Baxter International, Inc.	5,700	419,406
Cardinal Health, Inc.	4,000	279,920
Cigna Corporation	2,000	167,460
Eli Lilly & Company	11,500	676,890
Express Scripts Holding Company *	6,000	450,540
Johnson & Johnson	10,500	1,031,415
Mallinckrodt public limited company *	250	15,853
McKesson Corporation	2,000	353,140
Medtronic, Inc.	8,000	492,320
Merck & Company, Inc.	27,000	1,532,790
Pfizer, Inc.	31,462	1,010,559
St. Jude Medical, Inc.	3,000	196,170
Stryker Corporation	3,000	244,410
Thermo Fisher Scientific Inc.	3,000	360,720
UnitedHealth Group Incorporated	9,000	737,910
Wellpoint, Inc.	2,000	199,100
		10,199,353
INDUSTRIALS - 8.66%
Boeing Company (The)	3,000	376,470
Caterpillar Inc.	4,000	397,480
CSX Corporation	8,000	231,760
Deere & Company	3,500	317,800
Emerson Electric Company	7,000	467,600
FedEx Corporation	3,000	397,680
General Dynamics Corporation	2,000	217,840
General Electric Company	71,000	1,838,190
Honeywell International Inc.	7,000	649,320
Lockheed Martin Corporation	2,500	408,100
Norfolk Southern Corporation	3,000	291,510
Northrop Grumman Corporation	2,000	246,760
Precision Castparts Corporation	1,500	379,140
Raytheon Company	2,000	197,580
Republic Services, Inc.	2,000	68,320
Union Pacific Corporation	4,500	844,470
Waste Management, Inc.	6,000	252,420
		7,582,440
INFORMATION TECHNOLOGY - 16.54%
Apple Inc.	5,000	2,683,700
Cisco Systems, Inc.	40,000	896,400
Cognizant Technology Solutions Corporation *	6,000	303,660
Corning, Inc.	12,000	249,840
eBay Inc. *	9,000	497,160
EMC Corporation	13,000	356,330
Facebook, Inc. *	10,000	602,400
Google Inc. *	1,000	1,114,510
Hewlett-Packard Company	17,000	550,120
Intel Corporation	42,000	1,084,020
International Business Machines Corporation	7,000	1,347,430
Micron Technology, Inc.	7,000	165,620
Microsoft Corporation	51,000	2,090,490
Oracle Corporation	34,600	1,415,486
QUALCOMM Incorporated	11,000	867,460
Yahoo! Inc. *	7,000	251,300
		14,475,926

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
MATERIALS - 2.33%
Air Products & Chemicals, Inc.	1,500	$178,560
Dow Chemical Company (The)	11,000	534,490
Ecolab Inc.	2,000	215,980
Freeport-McMoRan Copper & Gold Inc.	8,500	281,095
International Paper Company	3,300	151,404
Newmont Mining Corporation	4,000	93,760
PPG Industries, Inc.	1,000	193,460
Praxair, Inc.	3,000	392,910
		2,041,659
TELECOMMUNICATION SERVICES - 2.01%
AT&T, Inc.	17,589	616,846
Verizon Communications, Inc.	24,000	1,141,680
		1,758,526
UTILITIES - 1.48%
AES Corporation (The)	4,600	65,688
Consolidated Edison, Inc.	1,500	80,475
Entergy Corporation	2,000	133,700
Exelon Corporation	7,000	234,920
FirstEnergy Corp.	2,000	68,060
PPL Corporation	4,000	132,560
Public Service Enterprises Group, Inc.	4,000	152,560
Southern Company (The)	6,000	263,640
Xcel Energy Inc.	5,500	166,980
		1,298,583
TOTAL EQUITY SECURITIES (cost - $74,531,852)		86,360,819

SHORT-TERM INVESTMENTS - 1.77%
MONEY MARKET FUNDS - 1.77%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,547,380)	1,547,380	1,547,380

TOTAL INVESTMENTS - 100.44% (cost - $76,079,232)		87,908,199

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44)%		(383,916)

NET ASSETS - 100.00%		$87,524,283

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2014:

Cost of portfolio investments	$76,086,357
Gross unrealized appreciation	$12,643,132
Gross unrealized depreciation	(821,290)
Net unrealized appreciation	$11,821,842

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.   These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level2  inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$86,360,819	$-
Short-Term Investments	1,547,380	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$87,908,199	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2014.

The disclosures for the Fund's fiscal year beginning January 1, 2014 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company.  FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.  Although still evaluating the potential impacts of ASU 2013-08 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2014, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on March 4, 2014 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 16, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 16, 2014

* Print the name and title of each signing officer under his or her signature.